UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 August 6, 2010

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	119

Form13F Information Table Value Total:	209,239

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      880    11145 SH       SOLE          01         9070              2075
AT&T Corp.                     COM              00206R102     2617   108200 SH       SOLE          01       100995              7205
Abbott Labs                    COM              002824100      431     9217 SH       SOLE          01         8717               500
Aflac Inc.                     COM              001055102     2118    49638 SH       SOLE          01        48898               740
Allstate Corp.                 COM              020002101      303    10550 SH       SOLE          01        10250               300
Altria Group Inc.              COM              02209S103      289    14415 SH       SOLE                     4125             10290
Altria Group Inc.              COM              02209S103       52     2600 SH       OTHER                                      2600
American Express Co.           COM              025816109     2946    74215 SH       SOLE          01        68090              6125
Amgen Corp.                    COM              031162100     2568    48830 SH       SOLE          01        42280              6550
Automatic Data Processing Inc  COM              053015103     2231    55410 SH       SOLE          01        52335              3075
Avon Products                  COM              054303102      321    12095 SH       SOLE          01        10870              1225
BLDRS Emerging Market 50 Index COM              09348r300     1659    42480 SH       SOLE          01        40330              2150
BP PLC Spons ADR               COM              055622104      211     7307 SH       SOLE          01         5165              2142
Bank of America Corp.          COM              060505104     1614   112350 SH       SOLE          01       103573              8777
Bank of America Corp.          COM              060505104      169    11751 SH       SOLE                     4626              7125
Bank of America Corp.          COM              060505104       34     2390 SH       OTHER                                      2390
Bard (C.R.), Inc.              COM              067383109     1708    22025 SH       SOLE          01        21525               500
Baxter International Inc.      COM              071813109      252     6200 SH       SOLE          01         6200
Berkshire Hathaway Class B     COM              084670207     4126    51770 SH       SOLE          01        48370              3400
Best Buy Co., Inc.             COM              086516101     1164    34384 SH       SOLE          01        32429              1955
Bristol Myers Squibb Co.       COM              110122108      287    11500 SH       SOLE                     3225              8275
Bristol Myers Squibb Co.       COM              110122108       15      600 SH       OTHER                                       600
CVS/Caremark Corporation       COM              126650100     2674    91185 SH       SOLE          01        85310              5875
Caterpillar Inc.               COM              149123101     2700    44950 SH       SOLE          01        42420              2530
Chevron Corp.                  COM              166764100     3099    45670 SH       SOLE          01        42036              3634
Cisco Systems, Inc.            COM              17275r102     3732   175112 SH       SOLE          01       164712             10400
Coca Cola Co.                  COM              191216100     2640    52675 SH       SOLE          01        48075              4600
Colgate - Palmolive            COM              194162103     1293    16420 SH       SOLE          01        16250               170
Comcast Cl A                   COM              20030N101     1445    83180 SH       SOLE          01        78355              4825
ConocoPhillips                 COM              20825c104     4953   100904 SH       SOLE          01        93242              7662
Costco Wholesale Corp.         COM              22160k105     3473    63338 SH       SOLE          01        56673              6665
Danaher Corporation            COM              235851102     2913    78466 SH       SOLE          01        73146              5320
Devon Energy Corporation       COM              25179m103     2839    46610 SH       SOLE          01        43210              3400
Diageo PLC ADR                 COM              25243Q205     2652    42265 SH       SOLE          01        40190              2075
Disney (Walt) Co.              COM              254687106     5092   161660 SH       SOLE          01       151945              9715
Dow Jones Dividend ETF (DVY)   COM              464287168      757    17850 SH       SOLE          01        15475              2375
DuPont                         COM              263534109     2530    73146 SH       SOLE          01        68871              4275
Duke Energy Corp.              COM              26441C105      240    14983 SH       SOLE                     3350             11633
Emerson Electric Co.           COM              291011104     2123    48599 SH       SOLE          01        44799              3800
Exxon Mobil Corp.              COM              30231G102     3957    69341 SH       SOLE          01        67337              2004
Exxon Mobil Corp.              COM              30231G102      155     2714 SH       SOLE                      100              2614
Exxon Mobil Corp.              COM              30231G102       57     1000 SH       OTHER                                      1000
First Solar Inc.               COM              336433107      962     8450 SH       SOLE          01         8400                50
Fiserv Incorporated            COM              337738108     3720    81465 SH       SOLE          01        76410              5055
General Electric Co.           COM              369604103     3752   260205 SH       SOLE          01       246159             14046
General Electric Co.           COM              369604103      154    10665 SH       SOLE                     1550              9115
General Electric Co.           COM              369604103      183    12700 SH       OTHER                                     12700
Goldman Sachs Group            COM              38141g104     1786    13608 SH       SOLE          01        12953               655
Goodrich Corporation           COM              382388106     3187    48105 SH       SOLE          01        46130              1975
Helmerich & Payne              COM              423452101     1510    41355 SH       SOLE          01        39955              1400
Hewlett Packard Co             COM              428236103     3953    91326 SH       SOLE          01        84526              6800
Home Depot Inc.                COM              437076102     3679   131069 SH       SOLE          01       123919              7150
Honeywell Intl Inc.            COM              438516106     2571    65885 SH       SOLE          01        61760              4125
Infosys Technologies           COM              456788108     4241    70790 SH       SOLE          01        65790              5000
Int'l Business Machines Corp.  COM              459200101     2043    16548 SH       SOLE          01        15723               825
Intel Corp.                    COM              458140100     3285   168888 SH       SOLE          01       157763             11125
iShares Trust Barcl. TIPS Bond COM              464287176      788     7370 SH       SOLE          01         7370
iShares Trust Barcl. Agg. Bond COM              464287226     4596    42849 SH       SOLE          01        42849
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      585     6959 SH       SOLE          01         6959
iShares Trust MSCI EAFE Index  COM              464287465      365     7855 SH       SOLE          01         7855
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2660    25605 SH       SOLE          01        25605
JP Morgan Chase & Co           COM              46625H100      603    16464 SH       SOLE          01        15700               764
Johnson & Johnson              COM              478160104     7416   125563 SH       SOLE          01       119703              5860
Johnson & Johnson              COM              478160104      107     1815 SH       SOLE                      220              1595
Johnson & Johnson              COM              478160104      159     2700 SH       OTHER                                      2700
Kraft Foods Inc                COM              50075n104     1496    53442 SH       SOLE          01        50454              2988
Laramide Res Ltd.              COM              51669t101       30    37500 SH       SOLE          01        37500
Lowe's Cos.                    COM              548661107      540    26469 SH       SOLE          01        26469
McCormick & Co., Inc.          COM              579780206      207     5455 SH       SOLE          01         5455
Medco Health Solutions         COM              58405u102     4975    90331 SH       SOLE          01        84756              5575
Medtronic, Inc.                COM              585055106     1421    39165 SH       SOLE          01        36735              2430
Mega Uranium Ltd.              COM              58516w104       26    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      712    20355 SH       SOLE          01        16815              3540
Microsoft Corp.                COM              594918104     2474   107517 SH       SOLE          01        98617              8900
Morgan Stanley                 COM              617446448     1642    70733 SH       SOLE          01        67149              3584
Murphy Oil Corp.               COM              626717102     2112    42630 SH       SOLE          01        38405              4225
Nike Inc. Cl B                 COM              654106103      646     9560 SH       SOLE          01         9440               120
Novo-Nordisk ADR               COM              670100205     1405    17345 SH       SOLE          01        16595               750
Nucor Corp.                    COM              670346105     1795    46890 SH       SOLE          01        43435              3455
Oracle Corporation             COM              68389X105      310    14433 SH       SOLE          01        14433
Pepsico Inc.                   COM              713448108     2202    36131 SH       SOLE          01        31796              4335
Pfizer, Inc.                   COM              717081103     1636   114697 SH       SOLE          01       107595              7102
Pfizer, Inc.                   COM              717081103      142     9925 SH       SOLE                     4700              5225
Pfizer, Inc.                   COM              717081103       76     5350 SH       OTHER                                      5350
Phillip Morris Int'l           COM              718172109      234     5100 SH       SOLE          01         5100
Procter & Gamble               COM              742718109     5585    93114 SH       SOLE          01        86134              6980
Republic Services Inc.         COM              760759100     1323    44495 SH       SOLE          01        42195              2300
Schlumberger Ltd.              COM              806857108     2735    49425 SH       SOLE          01        47385              2040
Southern Co.                   COM              842587107      239     7175 SH       SOLE                     3600              3575
Southern Co.                   COM              842587107       17      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     2633    52588 SH       SOLE          01        47963              4625
Sysco Corp.                    COM              871829107      962    33675 SH       SOLE          01        30250              3425
TJX Companies Inc              COM              872540109     4796   114323 SH       SOLE          01       104423              9900
Teva Pharmaceutical Industries COM              881624209      884    17002 SH       SOLE          01        16867               135
Tocqueville Tr Gold Fund       COM              888894862      969    14761 SH       SOLE          01        14761
U. S. Bancorp                  COM              902973304     2406   107630 SH       SOLE          01       105105              2525
Union Pacific Corp.            COM              907818108     2393    34420 SH       SOLE          01        31520              2900
United Technologies Corp.      COM              913017109     4819    74238 SH       SOLE          01        68828              5410
Vanguard Inter Term Bond Index COM              921937819      338     4040 SH       SOLE          01         4040
Vanguard Short Term Bond Index COM              921937827     8116   100167 SH       SOLE          01       100167
Vanguard Short Term Bond Index COM              921937827      825    10185 SH       SOLE                     1950              8235
Vanguard Total Bond Mkt Index  COM              921937835     5054    62105 SH       SOLE          01        62105
Vanguard Total Bond Mkt Index  COM              921937835      702     8625 SH       SOLE                                       8625
Vanguard Inter Term Govt Index COM              92206C706     1327    21370 SH       SOLE          01        21370
Vanguard Inter Term Govt Index COM              92206C706      251     4045 SH       SOLE                                       4045
Vanguard Int'l Equity Index ET COM              922042775     1546    40280 SH       SOLE          01        38460              1820
Vanguard Int'l Equity Index ET COM              922042775      241     6285 SH       SOLE                      175              6110
Vanguard REIT ETF (VNQ)        COM              922908553     1469    31595 SH       SOLE          01        28485              3110
Vanguard REIT ETF (VNQ)        COM              922908553      203     4365 SH       SOLE                                       4365
Vanguard Extended Mkt Index ET COM              922908652      694    16385 SH       SOLE          01        14477              1908
Vanguard Total Stock Mkt ETF ( COM              922908769      944    17960 SH       SOLE          01        17960
Varian Medical Systems         COM              92220P105     1497    28635 SH       SOLE          01        27985               650
Verizon Communications         COM              92343v104      316    11265 SH       SOLE          01        10777               488
Verizon Communications         COM              92343v104      306    10932 SH       SOLE                     2675              8257
Verizon Communications         COM              92343v104       34     1200 SH       OTHER                                      1200
Wal-Mart Stores                COM              931142103      608    12641 SH       SOLE          01        11241              1400
Walgreen Co.                   COM              931422109      487    18248 SH       SOLE          01        18148               100
WellPoint Inc.                 COM              94973v107     1817    37130 SH       SOLE          01        35420              1710
Wells Fargo & Co.              COM              949746101      998    39001 SH       SOLE          01        37401              1600